UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2006



ITEM 1. REPORT TO STOCKHOLDERS.
USAA SMALL CAP STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2006

[LOGO OF USAA]
   USAA(R)

                                 USAA SMALL CAP
                                       STOCK Fund

                                         [GRAPHIC OF USAA SMALL CAP STOCK FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        25

   Financial Statements                                                     26

   Notes to Financial Statements                                            29

EXPENSE EXAMPLE                                                             42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          WHAT I FIND MOST REVEALING THIS YEAR
[PHOTO OF CHRISTOPHER W. CLAUS]          IS THE WIDENING DIFFERENCE IN OPINION
                                            BETWEEN THE BEARS AND THE BULLS.

                                                          "

                                                                   February 2006
--------------------------------------------------------------------------------

Every new year is the same. In January and February, we see a parade of market pundits who give us predictions about the future, tell us where to invest our money, and assure us that we can all retire early. The truth is that no one knows what will happen or what extraordinary events will affect U.S. economic growth and investor psychology.

What I find most revealing this year is the widening difference in opinion between the bears and the bulls. The divergence is significant, because it means that someone is going to be wrong. And when someone is wrong, the market usually overreacts either upward or downward.

So let's assess the situation: Two-thirds of our economy is supported by consumer spending, but Americans are now spending more than they earn. At some point, this has to end.

Corporate pension plans are being frozen or terminated, and retiree medical benefits are being scaled back. The housing market is cooling, and price increases have slowed. Americans will not be able to pull money out of their houses - at the rate they have been - to support their spending.

We are also paying more for energy. I believe that oil prices will remain near $60 a barrel so long as global demand (especially from China), geopolitical tensions in the Middle East, and the United States' "oil addiction" continue.

Confronted by these challenges, Americans will inevitably need to go on a "spending diet." When they do, the economy will slow, which in turn can have a short-term negative effect on corporate earnings - a key component to valuing markets. Will U.S. businesses take up the slack in spending? Not likely. Corporate leaders may be reluctant to spend aggressively in a shrinking economy and could cut back on spending.

 . . . C O N T I N U E D
========================--------------------------------------------------------

Interest rates will also have a role to play. Since June 2004, the Federal Reserve Board has steadily increased short-term rates, but may be close to stopping. Meanwhile, longer-term rates remain stubbornly low.

In many ways, I suspect 2006 will look a lot like 2005. We could see modest price increases in U.S. stocks, although international stocks may have room to run. Higher short-term interest rates will continue to make money market funds more attractive. Longer-term bond yields are likely to drift higher, which would ultimately improve interest income for patient investors.

All things considered, if you have to work, it makes sense to focus foremost on your best investment - yourself. Work hard, spend less, save and invest more. By doing well on the job, you ensure a paycheck that allows you to save and create wealth for yourself and your family. If you are retired, enjoy yourself, but you should also ensure that you can meet your retirement needs. We would be happy to assist you in reviewing your portfolio.

At USAA Investment Management Company, we appreciate the opportunity to serve your investment needs. Thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

TIMOTHY J. MCCORMACK, CFA
 Wellington Management Company, LLP

STEPHEN T. O'BRIEN, CFA
 Wellington Management Company, LLP

SHAUN F. PEDERSEN
 Wellington Management Company, LLP

ANTHONY C. SANTOSUS, CFA
 Batterymarch Financial Management, Inc.

LISA A. SEBESTA, CFA
 Batterymarch Financial Management, Inc.

YU-NIEN (CHARLES) KO, CFA
 Batterymarch Financial Management, Inc.

EDWARD R. MILLER, CFA
 Batterymarch Financial Management, Inc.

MICHAEL D. SOARES
 Batterymarch Financial Management, Inc.
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2006, the USAA Small Cap Stock Fund had a total return of 4.30%. This compares to a return of 8.53% for the Lipper Small-Cap Core Funds Average, 9.44% for the Lipper Small-Cap Core Funds Index, 8.13% for the S&P SmallCap 600 Index, and 8.50% for the Russell 2000 Index. Both the Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management) portions of the Fund trailed these respective benchmarks during the period.

WHAT DROVE PERFORMANCE IN THE VALUE PORTION OF THE FUND MANAGED BY WELLINGTON MANAGEMENT?

         The negative performance relative to the Russell 2000 Index primarily was the result of poor stock selection in the industrials, consumer discretionary, and materials sectors. Stronger stock selection in energy, consumer staples, and information technology provided a partial offset to relative performance during the period.

         Industrials was our weakest sector, with most of the underperformance coming from Deswell Industries, Inc., an injection-molded plastic parts manufacturing company. Its shares

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         came under pressure after it reported disappointing earnings due to lower than expected demand and continuing gross margin pressure resulting from a rapid increase in resin prices. In the consumer discretionary sector, Valassis Communications, Inc. and Yankee Candle Co., Inc. accounted for most of the shortfall. Valassis Communications, which prints coupons and advertising fliers, dropped sharply following a downward revision in its 2006 forecast. Yankee Candle's stock also fell significantly following its third-quarter earnings announcement that revenues were softer than anticipated. However, Yankee Candle regained ground in anticipation of better fourth-quarter results. In materials, the performance of the value portion of the Fund was hurt by holding Novelis, Inc. and by not owning some of the stronger-performing stocks in the index.

WHAT WERE THE AREAS OF STRENGTH IN THE VALUE PORTION OF THE FUND?

         Energy was the top-performing sector for both the broad market and the value portion of the Fund. We benefited from overweight exposure as well as strong stock selection, because several energy companies were among the largest positive contributors to performance. Specifically, Vintage Petroleum, Inc., Plains Exploration & Production Co., and Whiting Petroleum Corp. performed well during the period. Recently, Vintage Petroleum agreed to be acquired by Occidental Petroleum, and after the announcement we took profits and liquidated our position. Stock selection in consumer staples and information technology also added to performance. Herbalife Ltd. was the strongest contributor in consumer staples, while Belden CDT, Inc. and Electronics for Imaging, Inc. led our information technology results.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-24.

         ELECTRONICS FOR IMAGING, INC. WAS SOLD OUT OF THE VALUE PORTION OF THE FUND PRIOR TO JANUARY 31, 2006.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK FOR THE VALUE PORTION OF THE FUND?

          We believe the most predictable way to generate superior long-term returns is to focus on individual stock selection. Investment actions are taken based on our judgment concerning a company's long-term fundamentals and our estimate of its economic value on a per-share basis relative to the stock price. As such, we remained overweight in industrials and consumer discretionary stocks and underweight in technology and financials at the end of the period.

WHAT DROVE PERFORMANCE IN THE GROWTH PORTION OF THE FUND MANAGED BY
BATTERYMARCH?

          A number of stocks, particularly in the technology sector, rose sharply on a speculative wave in the final few months of the period. Batterymarch's investment process, which focuses on fundamental strength, is often unrewarded when speculation drives the market.

          Security selection overall dampened the relative performance of the growth portion of the Fund. Major detractors included Meritage Homes Corp., which succumbed to fears about growing evidence of a slowing housing market, and Sonic Solutions, a provider of DVD-creation software that analysts downgraded. While sector allocation was not positive for the period relative to the Russell 2000 Index -- especially our overweight exposure to the weak retail sector -- our substantial overweight in the strong energy services sector did prove beneficial.

          We did benefit from stock selection in the retail and industrials sectors. Leading individual contributors included Dress Barn, Inc., a chain of women's apparel stores; JLG Industries, Inc.,

          SONIC SOLUTIONS WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2006.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          a top producer of aerial work platforms, telehandlers, and telescope hydraulic excavators; and Frontier Oil Corp., an oil refining and marketing company.

DID BATTERYMARCH MAKE ANY MAJOR CHANGES IN THE GROWTH PORTION OF THE FUND?

          Our allocations to energy and technology were increased, and we reduced our weighting in consumer discretionary stocks -- retail, consumer cyclicals, and consumer services -- as well as health care services.

WHAT'S YOUR OUTLOOK FOR THE GROWTH PORTION OF THE FUND?

          After a surprisingly strong 2005, the consensus is that earnings growth will slow in 2006 as the economy loses momentum. In this scenario, we believe higher-quality stocks can be expected to outperform. Despite their sensitivity to rising interest rates and high energy prices, we believe many smaller companies are positioned to benefit from remaining economic strength.

          We thank you, the Fund's shareholders, for the opportunity to serve you.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                             1/31/06                 7/31/05
--------------------------------------------------------------------------------
Net Assets                               $354.0 Million           $311.2 Million
Net Asset Value Per Share                    $14.32                   $14.80

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
--------------------------------------------------------------------------------

7/31/05 TO 1/31/06*     1 YEAR      5 YEARS      SINCE INCEPTION ON 8/02/99
       4.30%             16.77%      6.37%                  7.34%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                               [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               S&P SMALLCAP    LIPPER SMALL-CAP CORE     LIPPER SMALL-CAP CORE     RUSSELL 2000    USAA SMALL CAP
                600 INDEX          FUNDS AVERAGE              FUNDS INDEX             INDEX          STOCK FUND
08/02/99       $10,000.00          $10,000.00                 $10,000.00            $10,000.00       $10,000.00
08/31/99         9,560.00            9,694.60                   9,633.31              9,629.91         9,900.00
09/30/99         9,600.47            9,652.81                   9,625.84              9,632.01         9,890.00
10/31/99         9,576.34            9,677.19                   9,709.63              9,671.03        10,080.00
11/30/99         9,976.71           10,317.62                  10,335.55             10,248.48        11,560.00
12/31/99        10,796.83           11,306.85                  11,450.45             11,408.60        13,220.00
01/31/00        10,462.26           11,103.76                  11,230.39             11,225.40        13,460.00
02/29/00        11,863.32           12,607.94                  12,813.84             13,079.11        16,650.00
03/31/00        11,424.68           12,562.52                  12,631.62             12,216.80        14,010.00
04/30/00        11,228.84           11,909.99                  11,929.22             11,481.65        12,430.00
05/31/00        10,895.99           11,421.95                  11,422.09             10,812.48        11,870.00
06/30/00        11,540.32           12,333.44                  12,429.60             11,755.01        13,760.00
07/31/00        11,257.02           12,020.83                  12,043.21             11,376.82        13,170.00
08/31/00        12,254.87           13,083.43                  13,116.13             12,244.88        14,580.00
09/30/00        11,921.21           12,776.22                  12,779.06             11,885.00        14,030.00
10/31/00        11,995.81           12,360.70                  12,394.65             11,354.45        12,750.00
11/30/00        10,746.87           11,262.00                  11,160.35             10,188.90        10,540.00
12/31/00        12,070.73           12,312.94                  12,244.33             11,063.95        11,380.00
01/31/01        12,588.15           12,819.38                  12,680.17             11,639.98        11,640.00
02/28/01        11,819.96           12,150.89                  11,874.71             10,876.23        10,400.00
03/31/01        11,277.92           11,582.93                  11,313.31             10,344.21         9,300.00
04/30/01        12,137.56           12,461.35                  12,214.65             11,153.43        10,240.00
05/31/01        12,369.75           12,903.43                  12,659.79             11,427.58        10,380.00
06/30/01        12,823.10           13,227.64                  13,051.24             11,822.17        10,500.00
07/31/01        12,608.72           12,911.64                  12,748.89             11,182.24        10,340.00
08/31/01        12,321.25           12,567.95                  12,392.12             10,821.07         9,970.00
09/30/01        10,655.61           11,027.23                  10,768.42              9,364.42         8,810.00
10/31/01        11,223.83           11,567.21                  11,408.15              9,912.43         9,190.00
11/30/01        12,044.86           12,308.89                  12,255.94             10,679.82         9,740.00
12/31/01        12,859.94           13,103.26                  13,116.77             11,339.01        10,340.00
01/31/02        12,972.09           13,030.82                  12,961.37             11,221.07        10,410.00
02/28/02        12,749.02           12,826.06                  12,615.30             10,913.54        10,230.00
03/31/02        13,756.06           13,831.55                  13,584.61             11,790.68        11,000.00
04/30/02        14,144.79           13,971.93                  13,651.36             11,898.14        11,250.00
05/31/02        13,559.32           13,518.03                  13,142.54             11,370.08        10,800.00
06/30/02        12,857.96           12,853.91                  12,406.40             10,805.92        10,240.00
07/31/02        11,042.02           11,103.71                  10,720.11              9,173.90         9,610.00
08/31/02        11,146.75           11,143.49                  10,776.93              9,150.53         9,610.00
09/30/02        10,464.60           10,355.62                  10,014.07              8,493.40         9,000.00
10/31/02        10,799.59           10,603.53                  10,369.96              8,765.71         9,010.00
11/30/02        11,362.14           11,327.88                  11,135.22              9,548.00         9,330.00
12/31/02        10,978.64           10,871.82                  10,594.24              9,016.37         9,210.00
01/31/03        10,601.28           10,563.05                  10,284.44              8,766.83         8,940.00
02/28/03        10,262.06           10,233.53                   9,963.31              8,501.93         8,710.00
03/31/03        10,342.68           10,326.12                  10,047.44              8,611.41         8,940.00
04/30/03        11,182.06           11,191.23                  10,884.07              9,427.92         9,490.00
05/31/03        12,083.73           12,214.65                  11,840.23             10,439.66         9,890.00
06/30/03        12,397.71           12,539.19                  12,112.81             10,628.58        10,140.00
07/31/03        13,042.34           13,174.60                  12,733.98             11,293.61        10,380.00
08/31/03        13,677.05           13,785.03                  13,285.85             11,811.41        10,740.00
09/30/03        13,275.33           13,553.21                  12,997.31             11,593.39        10,580.00
10/31/03        14,426.05           14,653.64                  14,018.66             12,566.97        11,300.00
11/30/03        14,971.93           15,182.12                  14,523.67             13,012.94        11,650.00
12/31/03        15,237.13           15,605.67                  14,927.55             13,276.95        11,730.00
01/31/04        15,675.25           16,145.57                  15,400.48             13,853.78        12,010.00
02/29/04        15,976.89           16,403.28                  15,668.47             13,977.97        12,150.00
03/31/04        16,185.11           16,510.61                  15,838.36             14,108.24        12,310.00
04/30/04        15,648.51           15,865.50                  15,294.02             13,388.94        11,870.00
05/31/04        15,887.96           16,014.79                  15,427.13             13,602.04        11,950.00
06/30/04        16,768.21           16,680.38                  16,085.71             14,174.87        12,460.00
07/31/04        15,849.40           15,752.13                  15,238.13             13,220.43        11,820.00
08/31/04        15,709.52           15,593.03                  15,104.82             13,152.48        11,720.00
09/30/04        16,537.90           16,301.70                  15,855.95             13,769.94        12,320.00
10/31/04        16,846.35           16,540.78                  16,115.60             14,040.99        12,560.00
11/30/04        18,285.96           17,847.15                  17,388.27             15,258.88        13,510.00
12/31/04        18,688.26           18,415.17                  17,669.31             15,710.54        13,931.22
01/31/05        18,265.16           17,834.09                  17,157.02             15,055.04        13,571.90
02/28/05        18,788.75           18,237.64                  17,557.88             15,310.04        13,951.75
03/31/05        18,302.33           17,787.78                  17,115.78             14,871.77        13,664.30
04/30/05        17,280.08           16,843.61                  16,191.56             14,020.08        12,996.99
05/31/05        18,424.55           17,768.40                  17,059.29             14,937.71        13,787.49
06/30/05        19,023.60           18,374.96                  17,640.70             15,513.87        14,475.32
07/31/05        20,168.85           19,469.05                  18,689.08             16,496.76        15,193.96
08/31/05        19,871.49           19,218.23                  18,516.38             16,190.90        14,875.71
09/30/05        20,046.42           19,365.75                  18,693.03             16,241.69        15,050.23
10/31/05        19,418.93           18,769.93                  18,119.17             15,737.39        14,444.53
11/30/05        20,310.69           19,601.27                  18,947.15             16,501.38        15,039.96
12/31/05        20,123.69           19,618.60                  19,004.64             16,425.96        15,040.05
01/31/06        21,808.37           21,163.02                  20,452.70             17,898.91        15,847.94

                                                 [END CHART]

                   FUND DATA SINCE INCEPTION ON 8/02/99 THROUGH 1/31/06.

                 THE PERFORMANCE OF THE LIPPER SMALL-CAP CORE FUNDS AVERAGE AND INDEX, THE RUSSELL 2000 INDEX, AND THE S&P SMALLCAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

                 o The S&P SmallCap 600(R) Index is an unmanaged market-value-
                   weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

                 o The Lipper Small-Cap Core Funds Average is the average
                   performance level of all small-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

                 o The Russell 2000(R) Index measures the performance of the
                   2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------
        TOP 10 EQUITY HOLDINGS
          (% of Net Assets)
------------------------------------

Acuity Brands, Inc.             2.0%

Carlisle Companies, Inc.        2.0%

United Stationers, Inc.         1.7%

Assured Guaranty Ltd.           1.6%

Whiting Petroleum Corp.         1.6%

Belden CDT, Inc.                1.5%

Herbalife Ltd.                  1.5%

Novelis, Inc.                   1.5%

Encore Acquisition Co.          1.4%

ICON plc ADR                    1.4%
------------------------------------

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

          SECTOR ASSET ALLOCATION
                 1/31/2006

   [PIE CHART OF SECTOR ASSET ALLOCATION]

Industrials                           21.1%

Consumer Discretionary                18.2%

Financials                            18.2%

Information Technology                11.2%

Short-Term Investments*               10.2%

Health Care                            7.7%

Energy                                 7.4%

Materials                              5.3%

Consumer Staples                       4.9%

Utilities                              3.3%

Telecommunication Services             0.3%

               [END CHART]

*INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMMON STOCKS (97.6%)

              ADVERTISING (0.8%)
    99,000    Valassis Communications, Inc.*                                                    $  2,762
                                                                                                --------
              AEROSPACE & DEFENSE (0.4%)
    22,500    Curtiss-Wright Corp.                                                                 1,335
                                                                                                --------
              AIR FREIGHT & LOGISTICS (0.4%)
     7,060    EGL, Inc.*                                                                             289
    38,000    Pacer International, Inc.                                                            1,108
                                                                                                --------
                                                                                                   1,397
                                                                                                --------
              AIRLINES (1.0%)
   148,300    AirTran Holdings, Inc.*                                                              2,512
    40,000    Mesa Air Group, Inc.*(a)                                                               466
    18,550    SkyWest, Inc.                                                                          541
                                                                                                --------
                                                                                                   3,519
                                                                                                --------
              ALUMINUM (1.5%)
   282,200    Novelis, Inc. (Canada)                                                               5,413
                                                                                                --------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
    14,700    Carter's, Inc.*                                                                        999
    32,900    Phillips-Van Heusen Corp.                                                            1,189
    41,100    Warnaco Group, Inc.*                                                                 1,020
                                                                                                --------
                                                                                                   3,208
                                                                                                --------
              APPAREL RETAIL (4.5%)
   134,250    Cato Corp. "A"                                                                       2,898
    99,700    Charming Shoppes, Inc.*                                                              1,212
    16,500    Children's Place Retail Stores, Inc.*                                                  723
    27,970    Dress Barn, Inc.*                                                                    1,291
    18,800    Guess?, Inc.*                                                                          798
    26,700    Gymboree Corp.*                                                                        658
    23,100    Jos. A. Bank Clothiers, Inc.*                                                        1,184
    59,000    Men's Wearhouse, Inc.*                                                               2,016
    23,100    Pacific Sunwear of California, Inc.*                                                   566
   156,150    Stage Stores, Inc.                                                                   4,636
                                                                                                --------
                                                                                                  15,982
                                                                                                --------
              APPLICATION SOFTWARE (2.4%)
    12,300    Blackbaud, Inc.                                                                        211
    19,700    Bottomline Technologies, Inc.*                                                         227

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    29,250    Hyperion Solutions Corp.*                                                         $  1,007
   119,250    Lawson Software, Inc.*(a)                                                              878
   200,000    Parametric Technology Corp.*                                                         1,252
   148,600    Reynolds and Reynolds Co. "A"                                                        4,220
     9,400    Transaction Systems Architects, Inc. "A"*                                              310
    12,800    Witness Systems, Inc.*                                                                 255
                                                                                                --------
                                                                                                   8,360
                                                                                                --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     4,100    American Capital Strategies Ltd.                                                       146
    74,800    Ares Capital Corp.                                                                   1,241
                                                                                                --------
                                                                                                   1,387
                                                                                                --------
              AUTO PARTS & EQUIPMENT (1.3%)
   106,100    Modine Manufacturing Co.                                                             2,875
   160,400    Spartan Motors, Inc.                                                                 1,704
                                                                                                --------
                                                                                                   4,579
                                                                                                --------
              AUTOMOBILE MANUFACTURERS (0.1%)
    10,290    Thor Industries, Inc.                                                                  439
                                                                                                --------
              AUTOMOTIVE RETAIL (0.3%)
    13,200    O'Reilly Automotive, Inc.*                                                             433
     8,400    Pantry, Inc.*                                                                          460
                                                                                                --------
                                                                                                     893
                                                                                                --------
              BIOTECHNOLOGY (1.0%)
    12,600    Amylin Pharmaceuticals, Inc.*(a)                                                       534
     3,700    Charles River Laboratories International, Inc.*                                        171
    28,200    Medarex, Inc.*                                                                         394
     9,300    Techne Corp.*                                                                          529
    13,800    Telik, Inc.*                                                                           265
    13,800    United Therapeutics Corp.*                                                             892
    37,010    Viropharma, Inc.*                                                                      859
                                                                                                --------
                                                                                                   3,644
                                                                                                --------
              BUILDING PRODUCTS (3.0%)
    18,500    Griffon Corp.*                                                                         437
    18,300    Lennox International, Inc.                                                             585
    14,800    PW Eagle, Inc.(a)                                                                      306
    73,400    Quixote Corp.                                                                        1,561
   118,800    Simpson Manufacturing, Inc.                                                          4,596
   123,300    Trex Co., Inc.*(a)                                                                   3,080
                                                                                                --------
                                                                                                  10,565
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CATALOG RETAIL (0.1%)
    25,020    PetMed Express, Inc.*                                                             $    442
                                                                                                --------
              COAL & CONSUMABLE FUELS (0.1%)
    11,950    Foundation Coal Holdings, Inc.                                                         531
                                                                                                --------
              COMMERCIAL PRINTING (0.8%)
   194,600    Bowne & Co., Inc.                                                                    2,931
                                                                                                --------
              COMMUNICATIONS EQUIPMENT (2.3%)
    53,900    Adtran, Inc.                                                                         1,581
    37,200    Arris Group, Inc.*                                                                     438
   192,150    Belden CDT, Inc.                                                                     5,207
    10,500    Black Box Corp.                                                                        532
    16,800    Commscope, Inc.*                                                                       371
    20,980    Scopus Video Networks Ltd. (Israel)*                                                   140
                                                                                                --------
                                                                                                   8,269
                                                                                                --------
              COMPUTER HARDWARE (0.5%)
    15,900    Avid Technology, Inc.*                                                                 790
     3,400    Diebold, Inc.                                                                          133
    18,960    Palm, Inc.*(a)                                                                         748
                                                                                                --------
                                                                                                   1,671
                                                                                                --------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    54,600    Advanced Digital Information Corp.*                                                    546
    12,440    Rackable Systems, Inc.*                                                                374
                                                                                                --------
                                                                                                     920
                                                                                                --------
              CONSTRUCTION & ENGINEERING (0.2%)
    28,600    Williams Scotsman International, Inc.*                                                 551
                                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
     7,700    FreightCar America, Inc.                                                               442
    28,100    JLG Industries, Inc.                                                                 1,531
    12,100    Manitowoc Co., Inc.                                                                    805
    17,300    Westinghouse Air Brake Technologies Corp.                                              546
                                                                                                --------
                                                                                                   3,324
                                                                                                --------
              CONSTRUCTION MATERIALS (0.6%)
     6,800    Eagle Materials, Inc.                                                                1,107
    28,280    Headwaters, Inc.*                                                                      976
                                                                                                --------
                                                                                                   2,083
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.2%)
    16,800    CompuCredit Corp.*                                                                $    675
                                                                                                --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    19,000    Euronet Worldwide, Inc.*                                                               613
    54,100    Moneygram International, Inc.                                                        1,437
    15,100    TALX Corp.                                                                             473
                                                                                                --------
                                                                                                   2,523
                                                                                                --------
              DISTRIBUTORS (0.2%)
     8,000    Building Materials Holding Corp.                                                       633
                                                                                                --------
              DIVERSIFIED BANKS (0.1%)
     4,300    Webster Financial Corp.                                                                203
                                                                                                --------
              DIVERSIFIED CHEMICALS (0.0%)(f)
     1,600    Ashland Inc.                                                                           105
                                                                                                --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
    23,500    Portfolio Recovery Associates, Inc.*                                                 1,157
                                                                                                --------
              DIVERSIFIED METALS & MINING (1.0%)
   141,900    Compass Minerals International, Inc.                                                 3,494
                                                                                                --------
              EDUCATIONAL SERVICES (0.2%)
    14,900    ITT Educational Services, Inc.*                                                        869
                                                                                                --------
              ELECTRIC UTILITIES (0.6%)
   102,600    Weststar Energy, Inc.                                                                2,114
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
   184,900    Acuity Brands, Inc.                                                                  7,006
   194,423    Deswell Industries, Inc. (Hong Kong)                                                 2,049
    12,400    Encore Wire Corp.*                                                                     337
    21,800    Lamson & Sessions Co.*                                                                 665
    23,200    Regal-Beloit Corp.                                                                     856
                                                                                                --------
                                                                                                  10,913
                                                                                                --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.3%)
    42,550    CalAmp Corp.*                                                                          454
    46,900    Dolby Laboratories, Inc. "A"*                                                          955
    25,100    Itron, Inc.*                                                                         1,202

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    11,500    MTS Systems Corp.                                                                 $    422
    75,700    Technitrol, Inc.                                                                     1,541
                                                                                                --------
                                                                                                   4,574
                                                                                                --------
              ELECTRONIC MANUFACTURING SERVICES (0.7%)
   103,600    Nam Tai Electronics, Inc. (Hong Kong)                                                2,421
                                                                                                --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    17,600    Clean Harbors, Inc.*                                                                   475
    14,300    Rollins, Inc.                                                                          307
                                                                                                --------
                                                                                                     782
                                                                                                --------
              FOOD RETAIL (0.9%)
   124,500    Casey's General Stores, Inc.                                                         3,168
                                                                                                --------
              FOOTWEAR (0.3%)
    51,300    Skechers U.S.A., Inc. "A"*                                                             993
                                                                                                --------
              GAS UTILITIES (2.0%)
    86,800    Atmos Energy Corp.                                                                   2,281
    64,800    New Jersey Resources Corp.                                                           2,945
     8,300    UGI Corp.                                                                              178
    48,600    WGL Holdings, Inc.                                                                   1,516
                                                                                                --------
                                                                                                   6,920
                                                                                                --------
              GENERAL MERCHANDISE STORES (0.2%)
    18,000    Conns, Inc.*(a)                                                                        783
                                                                                                --------
              HEALTH CARE DISTRIBUTORS (0.2%)
    28,100    Owens & Minor, Inc.                                                                    880
                                                                                                --------
              HEALTH CARE EQUIPMENT (2.4%)
    17,360    AngioDynamics, Inc.*                                                                   488
    11,600    Cutera, Inc.*                                                                          316
    73,950    Diagnostic Products Corp.                                                            3,757
    16,970    Integra Lifesciences Holdings Corp.*                                                   662
    25,050    Respironics, Inc.*                                                                     902
    60,000    Varian, Inc.*                                                                        2,302
                                                                                                --------
                                                                                                   8,427
                                                                                                --------
              HEALTH CARE FACILITIES (0.8%)
    67,750    Amsurg Corp. "A"*                                                                    1,470
    19,000    LCA-Vision, Inc.                                                                     1,067
    11,000    Radiation Therapy Services, Inc.*                                                      329
                                                                                                --------
                                                                                                   2,866
                                                                                                --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE SERVICES (2.4%)
    77,500    CorVel Corp.*                                                                     $  1,426
   109,600    ICON plc ADR (Ireland)*                                                              4,820
    39,275    Option Care, Inc.                                                                      542
     9,660    Pediatrix Medical Group, Inc.*                                                         847
    28,200    Ventiv Health, Inc.*                                                                   719
                                                                                                --------
                                                                                                   8,354
                                                                                                --------
              HEALTH CARE SUPPLIES (0.1%)
     2,200    DENTSPLY International, Inc.                                                           118
    12,300    DJ Orthopedics, Inc.*                                                                  404
                                                                                                --------
                                                                                                     522
                                                                                                --------
              HOME FURNISHINGS (0.7%)
     6,900    Ethan Allen Interiors, Inc.                                                            293
   174,800    Tempur-Pedic International, Inc.*(a)                                                 2,038
                                                                                                --------
                                                                                                   2,331
                                                                                                --------
              HOMEBUILDING (1.7%)
    38,700    Meritage Homes Corp.*                                                                2,341
     3,400    Standard Pacific Corp.                                                                 132
   129,400    WCI Communities, Inc.*(a)                                                            3,564
                                                                                                --------
                                                                                                   6,037
                                                                                                --------
              HOMEFURNISHING RETAIL (0.0%)(f)
     7,500    Aaron Rents, Inc. "B"                                                                  180
                                                                                                --------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
   283,300    Interstate Hotels & Resorts, Inc.*                                                   1,218
                                                                                                --------
              HOUSEHOLD APPLIANCES (0.6%)
   103,900    Helen of Troy Ltd.*(a)                                                               1,991
                                                                                                --------
              HOUSEWARES & SPECIALTIES (1.6%)
    61,300    Tupperware Corp.                                                                     1,361
   174,900    Yankee Candle Co., Inc.                                                              4,390
                                                                                                --------
                                                                                                   5,751
                                                                                                --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
    18,000    Administaff, Inc.                                                                      775
    44,110    Labor Ready, Inc.*                                                                   1,027
                                                                                                --------
                                                                                                   1,802
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    17,800    BJ's Wholesale Club, Inc.*                                                             572
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (2.0%)
   100,200    Carlisle Companies, Inc.                                                          $  6,955
                                                                                                --------
              INDUSTRIAL MACHINERY (2.8%)
     8,300    Actuant Corp. "A"                                                                      475
    50,500    Albany International Corp. "A"                                                       1,868
    21,300    Columbus McKinnon Corp.*                                                               592
    15,100    Gardner Denver, Inc.*                                                                  799
     3,900    Graco, Inc.                                                                            157
    88,000    Kadant, Inc.*                                                                        1,693
    97,200    Mueller Industries, Inc.                                                             2,822
   276,300    Wolverine Tube, Inc.*                                                                1,462
                                                                                                --------
                                                                                                   9,868
                                                                                                --------
              INSURANCE BROKERS (0.3%)
     4,300    Arthur J. Gallagher & Co.                                                              125
    19,200    National Financial Partners Corp.                                                    1,028
                                                                                                --------
                                                                                                   1,153
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (0.6%)
    52,870    Digitas, Inc.*                                                                         692
    14,750    J2 Global Communications, Inc.*                                                        704
    50,000    United Online, Inc.                                                                    684
                                                                                                --------
                                                                                                   2,080
                                                                                                --------
              INVESTMENT BANKING & BROKERAGE (0.1%)
     6,400    GFI Group, Inc.*                                                                       349
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (0.9%)
     6,500    ManTech International Corp. "A"*                                                       182
    73,300    Maximus, Inc.                                                                        2,867
                                                                                                --------
                                                                                                   3,049
                                                                                                --------
              LIFE & HEALTH INSURANCE (1.4%)
    54,300    Delphi Financial Group, Inc. "A"                                                     2,588
   133,600    Universal American Financial Corp.*                                                  2,200
                                                                                                --------
                                                                                                   4,788
                                                                                                --------
              MANAGED HEALTH CARE (0.5%)
    22,100    Centene Corp.*                                                                         581
    25,700    WellCare Health Plans, Inc.*                                                         1,039
                                                                                                --------
                                                                                                   1,620
                                                                                                --------
              METAL & GLASS CONTAINERS (1.1%)
    71,200    AptarGroup, Inc.                                                                     4,019
                                                                                                --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (0.1%)
    22,000    Playboy Enterprises, Inc. "B"*                                                    $    329
                                                                                                --------
              MULTI-UTILITIES (0.7%)
   101,600    PNM Resources, Inc.                                                                  2,496
                                                                                                --------
              OFFICE SERVICES & SUPPLIES (1.7%)
   122,700    United Stationers, Inc.*                                                             6,139
                                                                                                --------
              OIL & GAS DRILLING (1.5%)
    63,150    Grey Wolf, Inc.*                                                                       556
    16,100    Hercules Offshore, Inc.*                                                               577
    38,750    Pioneer Drilling Co.*                                                                  883
    24,920    TODCO "A"                                                                            1,111
    37,650    Unit Corp.*                                                                          2,248
                                                                                                --------
                                                                                                   5,375
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (1.3%)
    51,500    Cal Dive International, Inc.*                                                        2,162
    16,800    Lone Star Technologies, Inc.*                                                          956
    17,100    Oil States International, Inc.*                                                        699
    27,500    Superior Energy Services, Inc.*                                                        747
                                                                                                --------
                                                                                                   4,564
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (3.8%)
     9,450    Atlas America, Inc.*                                                                   664
    12,900    Cabot Oil & Gas Corp. "A"                                                              665
   137,700    Encore Acquisition Co.*                                                              4,978
    10,700    Energy Partners Ltd.*                                                                  300
     3,600    Plains Exploration & Production Co.*                                                   161
    28,200    St. Mary Land & Exploration Co.                                                      1,231
   121,500    Whiting Petroleum Corp.*                                                             5,626
                                                                                                --------
                                                                                                  13,625
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.7%)
    17,800    Alon USA Energy, Inc.*                                                                 384
    30,600    Frontier Oil Corp.                                                                   1,450
    25,650    Western Refining, Inc.*                                                                481
                                                                                                --------
                                                                                                   2,315
                                                                                                --------
              PACKAGED FOODS & MEAT (0.0%)(f)
     5,300    Hormel Foods Corp.                                                                     178
                                                                                                --------
              PAPER PACKAGING (0.0%)(f)
     5,000    Bemis, Inc.                                                                            153
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (3.1%)
    19,350    Chattem, Inc.*                                                                    $    775
   156,200    Herbalife Ltd.*                                                                      5,405
   196,300    NBTY, Inc.*                                                                          4,061
    24,200    Parlux Fragrances, Inc.*(a)                                                            810
                                                                                                --------
                                                                                                  11,051
                                                                                                --------
              PHARMACEUTICALS (0.3%)
    23,550    K-V Pharmaceutical Co. "A"*                                                            566
    13,350    Matrixx Initiatives, Inc.*(a)                                                          332
                                                                                                --------
                                                                                                     898
                                                                                                --------
              PRECIOUS METALS & MINERALS (0.4%)
    36,100    Aber Diamond Corp. (Canada)                                                          1,511
                                                                                                --------
              PROPERTY & CASUALTY INSURANCE (2.0%)
   220,700    Assured Guaranty Ltd.*                                                               5,621
    14,150    Philadelphia Consolidated Holding Corp.*                                             1,375
     5,000    ProAssurance Corp.*                                                                    256
                                                                                                --------
                                                                                                   7,252
                                                                                                --------
              PUBLISHING (0.9%)
    96,700    ADVO, Inc.                                                                           3,179
                                                                                                --------
              RAILROADS (1.3%)
   114,200    Genesee & Wyoming, Inc. "A"*                                                         4,454
                                                                                                --------
              REAL ESTATE INVESTMENT TRUSTS (6.4%)
    95,200    Acadia Realty Trust(a)                                                               2,031
    67,600    Cousins Properties, Inc.(a)                                                          2,110
    43,000    LaSalle Hotel Properties                                                             1,643
    86,200    Lexington Corp. Properties Trust(a)                                                  1,914
    71,500    Maguire Properties, Inc.(a)                                                          2,417
    26,200    Pennsylvania Real Estate Investment Trust                                            1,065
    25,500    PS Business Parks, Inc.                                                              1,399
    71,000    RAIT Investment Trust                                                                1,925
   182,200    Realty Income Corp.(a)                                                               4,243
   168,000    U-Store-It Trust                                                                     3,592
     5,200    Ventas, Inc.                                                                           159
                                                                                                --------
                                                                                                  22,498
                                                                                                --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
    24,550    Jones Lang LaSalle, Inc.                                                             1,445
                                                                                                --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (2.7%)
    13,100    Boston Private Financial Holdings, Inc.                                           $    400
    52,500    First Midwest Bancorp, Inc.                                                          1,833
    36,200    International Bancshares Corp.                                                       1,059
    40,100    MB Financial, Inc.                                                                   1,406
    67,700    Texas Regional Bancshares, Inc. "A"                                                  2,084
    44,400    Westamerica Bancorp                                                                  2,389
    30,200    Wilshire Bancorp, Inc.                                                                 533
                                                                                                --------
                                                                                                   9,704
                                                                                                --------
              REINSURANCE (3.6%)
    16,600    Arch Capital Group Ltd.*                                                               902
    47,700    IPC Holdings Ltd. (Bermuda)                                                          1,300
   102,500    Platinum Underwriters Holdings Ltd.                                                  3,142
    86,700    Reinsurance Group of America, Inc.                                                   4,205
   124,994    Scottish Re Group Ltd.                                                               3,077
                                                                                                --------
                                                                                                  12,626
                                                                                                --------
              RESTAURANTS (2.0%)
    54,750    CEC Entertainment, Inc.*                                                             1,972
    24,300    Luby's, Inc.*                                                                          355
    36,700    Rare Hospitality International, Inc.*                                                1,158
   111,800    Ruby Tuesday, Inc.(a)                                                                3,198
    15,600    Sonic Corp.*                                                                           452
                                                                                                --------
                                                                                                   7,135
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    13,500    Veeco Instruments, Inc.*                                                               294
                                                                                                --------
              SEMICONDUCTORS (0.5%)
   130,020    Conexant Systems, Inc.*                                                                437
    26,200    OmniVision Technologies, Inc.*                                                         661
    56,650    Silicon Image, Inc.*                                                                   656
     3,200    Standard Microsystems Corp.*                                                           110
                                                                                                --------
                                                                                                   1,864
                                                                                                --------
              SPECIALIZED CONSUMER SERVICES (0.9%)
    68,800    Matthews International Corp. "A"                                                     2,572
    13,500    Steiner Leisure Ltd.*                                                                  524
                                                                                                --------
                                                                                                   3,096
                                                                                                --------
              SPECIALIZED FINANCE (0.1%)
     9,900    Asset Acceptance Capital Corp.*                                                        242
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SPECIALTY STORES (0.5%)
    27,000    Hibbett Sporting Goods, Inc.*                                                     $    828
    37,500    Select Comfort Corp.*(a)                                                             1,035
                                                                                                --------
                                                                                                   1,863
                                                                                                --------
              STEEL (0.7%)
    10,200    Cleveland-Cliffs, Inc.                                                               1,100
    19,800    Quanex Corp.                                                                         1,230
                                                                                                --------
                                                                                                   2,330
                                                                                                --------
              SYSTEMS SOFTWARE (0.7%)
    32,750    Internet Security Systems, Inc.*                                                       698
    16,300    MICROS Systems, Inc.*                                                                  752
     9,600    MicroStrategy, Inc. "A"*                                                               923
                                                                                                --------
                                                                                                   2,373
                                                                                                --------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    39,000    Brightpoint, Inc.*                                                                     881
                                                                                                --------
              THRIFTS & MORTGAGE FINANCE (0.5%)
   114,600    NewAlliance Bancshares, Inc.                                                         1,669
                                                                                                --------
              TOBACCO (0.7%)
    56,200    Universal Corp.                                                                      2,655
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (1.0%)
    20,300    MSC Industrial Direct Co., Inc. "A"                                                    912
    19,300    Watsco, Inc.                                                                         1,365
    28,000    Wesco International, Inc.*                                                           1,342
                                                                                                --------
                                                                                                   3,619
                                                                                                --------
              TRUCKING (1.5%)
    28,375    Old Dominion Freight Line, Inc.*                                                       810
    22,100    Swift Transportation Co., Inc.*                                                        522
   152,100    Vitran Corp., Inc. "A" (Canada)*                                                     2,936
    45,300    Werner Enterprises, Inc.                                                               976
                                                                                                --------
                                                                                                   5,244
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    95,900    Dobson Communications Corp. "A"*                                                       711
    29,200    UbiquiTel, Inc.*                                                                       286
                                                                                                --------
                                                                                                     997
                                                                                                --------
              Total common stocks (cost: $299,143)                                               345,398
                                                                                                --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                                                                                                  MARKET
    NUMBER                                                                                         VALUE
 OF SHARES    SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.6%)

              MONEY MARKET FUNDS
 9,372,269    SSgA Prime Money Market Fund, 4.30%(c) (cost: $9,372)                             $  9,372
                                                                                                --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
              SECURITIES LOANED (7.6%)

              MONEY MARKET FUNDS (0.8%)
   751,551    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.37%(c)                        752
 2,094,329    Merrill Lynch Premier Institutional Fund, 4.25%(c)                                   2,094
                                                                                                --------
                                                                                                   2,846
                                                                                                --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (6.8%)(b)
   $14,000    Credit Suisse First Boston, LLC, 4.44%, acquired on 1/31/2006 and due 2/01/2006 at $14,000 (collateralized by $14,558 of Freddie
               Mac Discount Notes(d), 4.62% - 4.72%(e), due 5/02/2006 - 12/12/2006;
               combined market value $14,282)                                                     14,000
    10,000    Deutsche Bank Securities, Inc., 4.46%, acquired on 1/31/2006 and due 2/01/2006 at $10,000 (collateralized by $4,409 of Freddie Mac
               Notes(d), 4.79%, due 8/04/2010; and $5,660 of Federal Home Loan
               Bank Bonds(d), 4.25%, due 3/15/2007; combined market value $10,203)                10,000
                                                                                                --------
                                                                                                  24,000
                                                                                                --------
              Total short-term investments purchased with cash collateral from
               securities loaned (cost: $26,846)                                                  26,846
                                                                                                --------

              TOTAL INVESTMENTS (COST: $335,361)                                                $381,616
                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 5.8% of net assets at January 31, 2006.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of January 31, 2006.

          (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (c) Rate represents the money market fund annualized seven-day yield at January 31, 2006.

          (d) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (f) Represents less than 0.1% of net assets.

          * Non-income-producing security for the 12 months preceding January 31, 2006.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $25,757) (identified cost of $335,361)                 $381,616
   Cash                                                                        7
   Receivables:
      Capital shares sold                                                    623
      Dividends and interest                                                 224
      Securities sold                                                      2,078
      Other                                                                    9
                                                                        --------
         Total assets                                                    384,557
                                                                        --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                    26,853
      Securities purchased                                                 3,187
      Capital shares redeemed                                                285
   Accrued management fees                                                   209
   Accrued transfer agent's fees                                              13
   Other accrued expenses and payables                                        38
                                                                        --------
         Total liabilities                                                30,585
                                                                        --------
             Net assets applicable to capital shares outstanding        $353,972
                                                                        ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                       $301,904
  Accumulated undistributed net investment income                             51
  Accumulated net realized gain on investments                             5,762
  Net unrealized appreciation of investments                              46,255
                                                                        --------
             Net assets applicable to capital shares outstanding        $353,972
                                                                        ========
  Capital shares outstanding                                              24,723
                                                                        ========
  Authorized shares of $.01 par value                                    100,000
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  14.32
                                                                        ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $10)                     $ 1,869
   Interest                                                                 194
   Securities lending (net)                                                  34
                                                                        -------
      Total income                                                        2,097
                                                                        -------
EXPENSES
   Management fees                                                        1,166
   Administration and servicing fees                                        242
   Transfer agent's fees                                                    484
   Custody and accounting fees                                               60
   Postage                                                                   47
   Shareholder reporting fees                                                16
   Directors' fees                                                            3
   Registration fees                                                         21
   Professional fees                                                         21
   Other                                                                      3
                                                                        -------
      Total expenses                                                      2,063
   Expenses paid indirectly                                                 (17)
                                                                        -------
      Net expenses                                                        2,046
                                                                        -------
NET INVESTMENT INCOME                                                        51
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain                                                     15,477
   Change in net unrealized appreciation/depreciation                      (518)
                                                                        -------
      Net realized and unrealized gain                                   14,959
                                                                        -------
Increase in net assets resulting from operations                        $15,010
                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2006 (UNAUDITED),
AND YEAR ENDED JULY 31, 2005

                                                                 1/31/2006   7/31/2005
                                                                 ---------------------
FROM OPERATIONS

   Net investment income                                         $     51     $     60
   Net realized gain on investments                                15,477       15,076
   Net realized gain on foreign currency transactions                   -            1
   Change in net unrealized appreciation/depreciation
      of investments                                                 (518)      46,435
                                                                 ---------------------
      Increase in net assets resulting from operations             15,010       61,572
                                                                 ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                                -          (99)
   Net realized gains                                             (23,993)      (6,096)
                                                                 ---------------------
      Distributions to shareholders                               (23,993)      (6,195)
                                                                 ---------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       57,041       99,421
   Shares issued for dividends reinvested                          23,664        6,107
   Cost of shares redeemed                                        (28,917)     (42,006)
                                                                 ---------------------
       Increase in net assets from capital share transactions      51,788       63,522
                                                                 ---------------------
   Capital contribution from USAA Transfer Agency Company               -            4
                                                                 ---------------------
Net increase in net assets                                         42,805      118,903

NET ASSETS
   Beginning of period                                            311,167      192,264
                                                                 ---------------------
   End of period                                                 $353,972     $311,167
                                                                 =====================
Accumulated undistributed net investment income
   End of period                                                 $     51     $      -
                                                                 =====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      3,998        7,509
   Shares issued for dividends reinvested                           1,723          456
   Shares redeemed                                                 (2,028)      (3,202)
                                                                 ---------------------
      Increase in shares outstanding                                3,693        4,763
                                                                 =====================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Small Cap Stock Fund (the
          Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                    prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than
                    ETFs, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

                 5. Repurchase agreements are valued at cost, which approximates market value.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                    is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                 issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $16,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $17,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

                 indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million facility.

          For the six-month period ended January 31, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.9% of total

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2006, in accordance with applicable tax law.

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2006, were $145,982,000 and $116,375,000, respectively.

          As of January 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of January 31, 2006, were $54,612,000 and $8,357,000, respectively, resulting in net unrealized appreciation of $46,255,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

          A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

          As of January 31, 2006, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2006, the Fund received securities-lending income of $34,000, which is net of the 20% income

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          retained by MetWest. As of January 31, 2006, the Fund loaned securities having a fair market value of approximately $25,757,000 and received cash collateral of $26,853,000 for the loans. Of this amount, $26,846,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $7,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
January 31, 2006 (unaudited)

                 monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $1,166,000, which is net of a performance adjustment of $(43,000) that decreased the base management fee of 0.75% by 0.03%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2006, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $245,000 and $788,000, respectively.

              C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $242,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended January 31, 2006, the Fund reimbursed the Manager $9,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.40% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2006, the Fund did not incur any reimbursable expenses.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $484,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                           YEAR ENDED JULY 31,
                                      ---------------------------------------------------------------------------------
                                          2006           2005           2004          2003          2002           2001
                                      ---------------------------------------------------------------------------------
Net asset value at
  beginning of period                 $  14.80       $  11.82       $  10.38      $   9.61      $  10.34        $ 13.17
                                      ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)            .00(e)         .00(a,e)      (.04)(a)      (.08)(a)      (.06)(a)       (.11)(a)
   Net realized and unrealized
     gain (loss)                           .59           3.34(a)        1.48(a)        .85(a)       (.67)(a)      (2.72)(a)
                                      ---------------------------------------------------------------------------------
Total from investment operations           .59           3.34(a)        1.44(a)        .77(a)       (.73)(a)      (2.83)(a)
                                      ---------------------------------------------------------------------------------
Less distributions:
   From net investment income                -           (.01)             -             -             -              -
   From realized capital gains           (1.07)          (.35)             -             -             -              -
                                      ---------------------------------------------------------------------------------
Total distributions                      (1.07)          (.36)             -             -             -              -
                                      ---------------------------------------------------------------------------------
Net asset value at end of period      $  14.32       $  14.80       $  11.82      $  10.38      $   9.61        $ 10.34
                                      =================================================================================
Total return (%)*                         4.30          28.54          13.87          8.01         (7.06)        (21.49)
Net assets at end of period (000)     $353,972       $311,167       $192,264      $125,480      $102,890        $89,120
Ratio of expenses to
   average net assets (%)**(d)            1.28(b,c)      1.34(c)        1.40(c)       1.40(c)       1.40(c)        1.46
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)**(d)                1.28(b)        1.34           1.40          1.69          1.71              -
Ratio of net investment
   income (loss) to average
   net assets (%)**                        .03(b)         .02           (.35)         (.85)         (.57)         (1.00)
Portfolio turnover (%)                   37.10          69.09         184.27        170.37        200.14         145.32

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended January 31, 2006, average net assets were $320,479,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.40% of the
    Fund's average net assets.
(d) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          (.01%)         (.03%)         (.04%)        (.00%)(+)     (.00%)(+)      (.00%)(+)
    + Represents less than 0.01% of average net assets.
(e) Represents less than $0.01 per share.

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2005, through January 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SMALL CAP STOCK FUND
JANUARY 31, 2006 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                           EXPENSES PAID
                                               BEGINNING               ENDING              DURING PERIOD*
                                             ACCOUNT VALUE          ACCOUNT VALUE         AUGUST 1, 2005-
                                             AUGUST 1, 2005        JANUARY 31, 2006      JANUARY 31, 2006
                                             ------------------------------------------------------------
          Actual                                $1,000.00              $1,043.00                $6.52
          Hypothetical
            (5% return before expenses)          1,000.00               1,018.82                 6.44

          *Expenses are equal to the Fund's annualized expense ratio of 1.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.30% for the six-month period of August 1, 2005, through January 31, 2006.

44

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                                                                              45

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                                                                              47

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
(800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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                                                                     U.S.
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40053-0306                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 15, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    MARCH 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.